Deferred Government Grants - Schedule of Deferred Government Grants (Details)	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2025 USD ($)
Government grants for property, plant and equipment
Total deferred government grants	¥ 17,663,423		¥ 22,295,638	$ 2,460,704
Less：current portion	1,455,678		2,015,693	202,792
Non-current portion	16,207,745		20,279,945	2,257,912
Government Grants for Property, Plant and Equipment [Member]
Government grants for property, plant and equipment
Balance at beginning of the year	21,735,856		20,575,012	3,028,037
Addition			3,600,000
Recognized as government grants	(4,072,433)	(567,333)	(2,439,156)
Subtotal	17,663,423		21,735,856	2,460,704
Government Grants for Research and Development [Member]
Government grants for property, plant and equipment
Balance at beginning of the year	559,782		5,327,196	77,984
Addition
Recognized as government grants	(559,782)	$ (77,984)	(4,767,414)
Subtotal			¥ 559,782